Disaggregation of Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Disaggregation of Revenue

Note 4 — Disaggregation of Revenue

Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software as a service, design and implementation services for its Indoor Intelligence systems, and professional services for work performed in conjunction with its systems recognition policy. Revenues consisted of the following (in thousands):

	For the Three Months Ended March 31,
	2023	2022
Recurring revenue
Software	1,014	1,051
Total recurring revenue	$1,014	$1,051

Non-recurring revenue
Hardware	$1,305	$820
Software	42	410
Professional services	743	368
Total non-recurring revenue	$2,090	$1,598
Total Revenue	$3,104	$2,649
	For the Three Months Ended March 31,
	2023	2022
Revenue recognized at a point in time
Indoor Intelligence(1)	$1,656	$820
SAVES(1)	393	368
Total	$2,049	$1,188

Revenue recognized over time
Indoor Intelligence(2)(3)	$253	$577
SAVES(3)	325	366
Shoom(3)	477	518
Total	$1,055	$1,461
Total Revenue	$3,104	$2,649

(1)      Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.

(2)      Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.

(3)      Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.

Note 3 — Disaggregation of Revenue

Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software as a service, design and implementation services for its Indoor Intelligence systems, and professional services for work performed in conjunction with its systems recognition policy.

Revenues consisted of the following (in thousands):

	For the Years Ended December 31,
	2022			2021
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations
Recurring revenue
Hardware	$—	$—	$—	$3	$—	$3
Software	9,530	4,060	5,470	7,152	3,844	3,308
Professional services	—	—	—	35	—	35
Total recurring revenue	$9,530	$4,060	$5,470	$7,190	$3,844	$3,346

Non-recurring revenue
Hardware	$3,906	$3,905	$1	$3,830	$3,794	$36
Software	1,544	1,540	4	1,974	1,989	(15)
Professional services	4,438	1,443	2,995	3,001	—	3,001
Total non-recurring revenue	$9,888	$6,888	$3,000	$8,805	$5,783	$3,022
Total Revenue	$19,418	$10,948	$8,470	$15,995	$9,627	$6,368
	For the Years Ended December 31,
	2022			2021
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations
Revenue recognized at a point in time
Indoor Intelligence(1)	$4,037	$4,032	$5	$4,371	$4,367	$4
Saves(1)	1,413	1,413	—	1,436	1,436	—
Shoom(1)	—	—	—	—	—	—
Total	$5,450	$5,445	$5	$5,807	$5,803	$4

Revenue recognized over time
Indoor Intelligence(2)(3)	$10,576	$2,111	$8,465	$6,676	$312	$6,364
Saves(3)	1,362	1,362	—	1,501	1,501	—
Shoom(3)	2,030	2,030	—	2,011	2,011	—
Total	$13,968	$5,503	$8,465	$10,188	$3,824	$6,364
Total Revenue	$19,418	$10,948	$8,470	$15,995	$9,627	$6,368

(1)      Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.

(2)      Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.

(3)      Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized overtime.